Equity	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Equity
19 Equity

Total equity
In EUR million	2022	2021	2020
Share capital and share premium
- Share capital	37	39	39
- Share premium	17,116	17,105	17,089
	17,154	17,144	17,128

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,187	1,282	1,181
- Revaluation reserve: Debt instruments at FVOCI	-341	96	309
- Revaluation reserve: Cash flow hedge	-3,055	-153	1,450
- Revaluation reserve: Credit liability	70	-80	-117
- Revaluation reserve: Property in own use	176	208	221
- Net defined benefit asset/liability remeasurement reserve	-232	-212	-307
- Currency translation reserve	-2,395	-3,483	-3,636
- Share of associates and joint ventures and other reserves	3,603	3,416	3,246
- Treasury shares	-1,205	-1,612	-4
	-2,192	-540	2,342

Retained earnings	41,538	35,462	32,149

Shareholders’ equity (parent)	56,500	52,066	51,619
Non-controlling interests	504	736	1,022
Total equity	57,004	52,802	52,640
Adjustments for hyperinflation
In 2022 Turkey was deemed a hyperinflationary economy for accounting purposes and ING started applying IAS 29 ‘Hyperinflation’ on its investment in Turkey. The IAS 29 indexation impact on equity was EUR 100 million in total including EUR 1,011 million in currency translation reserve, EUR -563 million in retained earnings, EUR -17 million in revaluation reserves and EUR -331 million in profit or loss.

Share capital and share premium
Share capital

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2022	2021	2020	2022	2021	2020
Authorised share capital	9,142,000	14,729,000	14,729,000	91	147	147
Unissued share capital	5,415,461	10,824,935	10,828,331	54	108	108
Issued share capital	3,726,539	3,904,065	3,900,669	37	39	39

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 1 January 2020	3,896,734	39
Issue of shares	3,934
Issued share capital as at 31 December 2020	3,900,669	39
Issue of shares	3,397
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935	0
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
In 2022, ING Groep N.V. issued 2.9 million ordinary shares (2021: 3.4 million and in 2020: 3.9 million ordinary shares). These issues were made in order to fund obligations arising from share-based employee incentive programmes. The cancellation of shares relate to the shares purchased under the share buyback programmes (reference is made to 'Ordinary shares held by ING Group (treasury shares)').
As at 31 December 2022 ING Groep N.V. has issued USD 6,750 million (2021: USD 7,750 million) Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 750 million (2021: 861 million) ordinary shares. Reference is made to Note 18 'Subordinated loans'.
Ordinary shares
All ordinary shares are registered. No share certificates have been issued. The par value of ordinary shares is
EUR 0.01. The authorised ordinary share capital of ING Groep N.V. currently consists of 9,142 million ordinary shares. As at 31 December 2022, 3,727million ordinary shares were issued and fully paid.
Ordinary shares held by ING Group (Treasury shares)
As at 31 December 2022, 107.4 million ordinary shares (2021: 128.3 million and 2020: 0.6 million) of ING Groep N.V. with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries. The obligations with regard to the share plans will be funded either by cash or by repurchasing shares from the market.
Share premium

Share premium
In EUR million	2022	2021	2020
Opening balance	17,105	17,089	17,078
Issue of shares	12	16	11
Closing balance	17,116	17,105	17,089
The increase in share premium, is a result of the issuance of ordinary shares related to share-based employee incentive programmes.
Other reserves
Revaluation reserves

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2022	2021	2020	2022	2021	2020
Opening balance	1,282	1,181	1,580	96	309	322
Unrealised revaluations	-118	94	-337	-412	-173	20
Realised gains/losses transferred to the statement of profit or loss				-25	-40	-33
Realised revaluations transferred to retained earnings	23	6	-1
Other changes			-62
Closing balance	1,187	1,282	1,181	-341	96	309
Equity securities at FVOCI
In 2022, the unrealised revaluation of EUR -118 million (2021: 94 million and 2020: -337 million) includes revaluation of shares in Bank of Beijing for EUR -86 million(2021: 38 million and 2020: -339 million).
In 2020, Other changes of EUR -62 million is related to prior years revaluations of Visa shares, which are reclassified to Financial assets at fair value through profit or loss and for which the unrealised revaluation up until 2020 is transferred to retained earnings.

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2022	2021	2020	2022	2021	2020
Opening balance	-153	1,450	1,208	-80	-117	-114
Changes in credit liability reserve				165	37	-19
Unrealised revaluations	-2,901	-1,603	242
Realised revaluations transferred to retained earnings				-15		16
Closing balance	-3,055	-153	1,450	70	-80	-117
Cash flow hedge
ING mainly hedges floating rate lending with interest rate swaps. Due to an increase in yield curves in 2022 the interest rate swaps had a negative revaluation of EUR -2,901 million which is recognised in the cash flow hedge reserve.

Changes in Property in own use reserve
In EUR million	2022	2021	2020
Opening balance	208	221	253
Impact IAS 29 on opening balance[1]	-20
Unrealised revaluations	15	-2	-7
Realised revaluations transferred to retained earnings	-26	-11	-26
Closing balance	176	208	221
1 Impact of application of hyperinflation accounting under IAS 29 from 1 January 2022.
Net defined benefit asset/liability remeasurement reserve
Reference is made to Note 36 'Pensions and other post-employment benefits'.
Currency translation reserve

Changes in currency translation reserve
In EUR million	2022	2021	2020
Opening balance	-3,483	-3,636	-2,079
Impact IAS 29 on opening balance[1]	647
Unrealised revaluations	-7	-61	106
Realised gains/losses transferred to the statement of profit or loss	4		-1
Exchange rate differences	444	214	-1,662
Closing balance	-2,395	-3,483	-3,636
1 Impact of application of hyperinflation accounting under IAS 29 from 1 January 2022.
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to protect the CET1 ratio against adverse impact from exchange rate fluctuations. The net increase of unrealised revaluations and Exchange rate differences of EUR 437 million is related to several currencies including USD (EUR 380 million), TRY (EUR 192 million, including EUR 364 million IAS 29 indexation effect) GBP (EUR -73 million), PLN (EUR -49 million), CHF (EUR 41 million), AUD (EUR -20 million), UAH (EUR -27 million) and other currencies (EUR -7 million).
Share of associates and joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
In EUR million	2022	2021	2020
Opening balance	3,416	3,246	3,189
Result for the year	161	191	94
Transfer to/from retained earnings	26	-21	-37
Closing balance	3,603	3,416	3,246
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 797 million (2021: EUR 738 million). Other reserves includes a statutory reserve of EUR 2,264 million (2021: EUR 2,103 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN and a legal reserve of EUR 540 million (2021: EUR 573 million) related to own developed software.
Treasury shares

Changes in treasury shares
	In EUR million			Number x 1,000
	2022	2021	2020	2022	2021	2020
Opening balance	-1,612	-4	-10	128,301	572	919
Purchased/sold for trading purposes	4	-4	5	-312	102	-348
Purchased Share buyback programme	-1,721	-1,604		159,866	127,628
Cancelled Share buyback programme	2,124			-180,461
Closing balance	-1,205	-1,612	-4	107,395	128,301	572
ING Group initiated three share buyback programmes:
First programme of EUR 1,744 million, commencing on 5 October 2021 and completed by February 2022. A total of 140 million million shares have been repurchased at an average price of EUR 12.47 per share. The shares have been cancelled in July 2022
Second programme of EUR 380 million, commencing on 12 May 2022 and completed by July 2022. A total of 41 million shares have been repurchased at an average price of EUR 9.41 per share. The shares have been cancelled in November 2022
Third programme of EUR 1,500 million, commencing on 3 November 2022 and completed by December 2022. A total of 107 million shares have been repurchased at an average price of EUR 11.25 per share for a total consideration of EUR 1,204 million. The remaining amount of EUR 297million was paid out as a cash distribution in January 2023.
Retained earnings

Changes in retained earnings
In EUR million	2022	2021	2020
Opening balance	35,462	32,149	29,866
Impact IAS 29 on opening balance[1]	-563
Transfer to/from other reserves	-8	26	108
Result for the year	11,965	5,760	2,156
Dividend and other distributions	-3,349	-2,342
Employee stock options and share plans	15	12	11
Changes in composition of the group and other changes	-1,984	-143	6
Closing balance	41,538	35,462	32,149
1 Impact of application of hyperinflation accounting under IAS 29 from 1 January 2022
Dividend and other distributions
In 2022, a cash dividend of EUR 2,178 million (2021: EUR 1,288 million and 2020: EUR nil million) and other cash distributions of EUR 1,171 million (2021 EUR 1,054 million and 2020: nil) related to prior year profits and reduction of capital were paid to the shareholders of ING Group. For further information, reference is made to Note 30 'Dividend per ordinary share'.
Other changes
Other changes includes an amount of EUR -1,983 million (2021: EUR -140 million), which corresponds to the purchase and cancellation of treasury shares purchased under the share buyback programmes.
Ordinary shares - Restrictions with respect to dividend and repayment of capital
The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and Other reserves including the part related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN.
As at 31 December 2022, an amount of EUR 2,264 million (2021: EUR 2,103 million; 2020: EUR 1,912 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN is included.
ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.
Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves.
Non distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
In EUR million	2022	2021	2020
ING Bank	8,408	8,205	9,829
Other	0	0	2
Non-distributable reserves	8,408	8,205	9,831
In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries and may or may not be temporary in nature. It is not possible to disclose a reliable quantification of these limitations.
Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist. Refer to Note 50 'Capital management' for further details of the minimal capital requirements and dividend policy of ING Group.
Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.
Cumulative preference shares (not issued)
Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01. A right to acquire cumulative preference shares has been granted to Stichting Continuïteit ING (ING Continuity Foundation).
The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.
The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the Euro short-term rate (€STR) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.585 percentage points.
If, and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.
ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up. No specific dividend payment restrictions with respect to the cumulative preference shares exist.